Intangible Assets, Net (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible Assets, Net (Textual)
Amortization expense	$ 6,234	$ 5,123	$ 3,193